STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Common stock (Details) - $ / shares	Nov. 30, 2025	Jul. 31, 2025	Nov. 30, 2024	Oct. 17, 2024	Feb. 29, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock, shares authorized	350,000,000		350,000,000		350,000,000	350,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	110,211,574		96,000,040
Common stock, shares outstanding	110,211,574		96,000,040
Temporary equity, shares issued	15,951,675	15,951,675